MERRILL LYNCH SERIES FUND, INC.
                                    Portfolio
                             Capital Stock Portfolio
                            Global Strategy Portfolio
                           Multiple Strategy Portfolio

                    Supplement dated February 7, 2001 to each
                         Prospectus dated April 4, 2000

         The section in the Balanced Portfolio's Prospectus captioned "About The Portfolio Manager" appearing on page 7 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biographies of Kurt Schansinger and Walter Cuje, who are primarily responsible for the day-to-day management of the Balanced Portfolio:

         Kurt  Schansinger  has  been a Senior  Vice  President  and the  Senior
         Portfolio Manager of the Portfolio since January 29, 2001. Mr. Schansinger has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from January 1996 to 1997.

         Walter Cuje has been a Senior Vice President and the Associate Portfolio Manager of the Portfolio since January 29, 2001. Mr. Cuje has been a First Vice President of MLIM since 1997 and an Associate Portfolio Manager of MLIM since October 1993, and was a Vice President of MLIM from July 1991 to 1997.

                                  * * * * * * *

         The section in the Capital Stock Portfolio's Prospectus captioned "About The Portfolio Manager" appearing on page 7 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biography of Robert C. Doll, Jr., who is primarily responsible for the day-to-day management of the Capital Stock Portfolio:

         Robert C. Doll, Jr. has been a Senior Vice President and the Portfolio Manager of the Portfolio since January 29, 2001. Mr. Doll has been a Senior Vice President of MLIM since 1999. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

                                  * * * * * * *

         The section in the Global Strategy Portfolio's Prospectus captioned "About The Portfolio Manager" appearing on page 7 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biographies of Bryan N. Ison and Dennis W. Stattman, who are primarily responsible for the day-to-day management of the Global Strategy
Portfolio:

         Bryan N. Ison has been a Senior Vice President and Co-Portfolio Manager of the Portfolio since January 29, 2001. Mr. Ison has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from 1985 to 1997.

         Dennis W. Stattman has been a Senior Vice President and Co-Portfolio Manager of the Portfolio since January 29, 2001. Mr. Stattman has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from 1989 to 1997.

                                  * * * * * * *

         The section in the Multiple Strategy Portfolio's Prospectus captioned "About The Portfolio Manager" appearing on page 8 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biographies of Kurt Schansinger and Walter Cuje, who are primarily responsible for the day-to-day management of the Multiple Strategy
Portfolio:

         Kurt  Schansinger  has  been a Senior  Vice  President  and the  Senior
         Portfolio Manager of the Portfolio since January 29, 2001. Mr. Schansinger has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from January 1996 to 1997.

         Walter Cuje has been a Senior Vice President and the Associate Portfolio Manager of the Portfolio since January 29, 2001. Mr. Cuje has been a First Vice President of MLIM since 1997 and an Associate Portfolio Manager of MLIM since October 1993, and was a Vice President of MLIM from July 1991 to 1997.



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                         MERRILL LYNCH SERIES FUND, INC.

                        Supplement dated February 7, 2001
                         to the Statement of Additional
                         Information dated April 4, 2000

         The section in the Statement of Additional Information captioned "Management of the Fund" beginning on page 13 is amended as follows:

         The biography of Thomas R. Robinson appearing on page 14 is hereby removed, and is replaced by the following biographies of Kurt Schansinger, Walter Cuje, Bryan N. Ison and Dennis W. Stattman. Mr. Schansinger is the Senior Portfolio Manager of the Balanced Portfolio and the Multiple Strategy Portfolio and Mr. Cuje is the Associate Portfolio Manager of each such Portfolio. Messrs. Ison and Stattman are the Co-Portfolio Managers of the Global Strategy Portfolio.

         Kurt Schansinger (40) - Senior Vice President (1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from January 1996 to 1997. Prior to joining the
         Investment Adviser, Mr. Schansinger spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President.

         Walter Cuje (42) - Senior Vice President (1)(2) - First Vice President of the Investment Adviser since 1997; Associate Portfolio Manager of the Investment Adviser since October 1993; Vice President of the Investment Adviser from July 1991 to 1997.

         Bryan N. Ison (45) - Senior Vice President (1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997.

         Dennis W. Stattman (49) - Senior Vice President (1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1989 to 1997.